Research and development	12 Months Ended
Mar. 31, 2022
Disclosure of Research and Development Expense [Abstract]
Research and development [Text Block]

10. Research and development

	2022 $	2021 $	2020 $

Salaries and benefits (note 9)	2,418,468	1,602,709	1,317,920
Laboratory operation	325,973	305,135	290,336
Amortization of property and equipment	236,021	225,180	72,187
Rent	139,862	108,346	87,720
Inventory written off to research and development	132,186	-	-
Amortization of deferred development costs	105,375	-	-
Analyses and testing	74,983	62,874	55,740
Travel and meals	-	-	16,554
Gross research and development expenses	3,432,868	2,304,244	1,840,457
Allocated to deferred development costs	(1,587,269)	(1,163,856)	(655,132)
Allocated to inventory production	-	(726,383)	(463,474)

Net research and development expenses	1,845,599	414,005	721,851

For the year ended March 31, 2022, total research and development expenses have been reduced by COVID-19 subsidies of $225,309 (2021 - $115,013; 2020 - $nil) from the Canada Emergency Wage Subsidy ("CEWS") and Canada Emergency Rent Subsidy programs ("CERS), as well as Manitoba government training grant of $nil (2021 - $45,099; 2020 - $21,529). The CEWS and CERS programs were terminated in October 2021.

As Merit Foods began producing its own samples after completion of the Flex Production Facility to provide to its customers, Merit Foods no longer required Burcon to supply samples. As a result, Burcon wrote off its pea and canola inventory on-hand during the year ended March 31, 2022.